LEASES (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Supplemental Balance Sheet Information
As of March 31, 2024, and December 31, 2023, the following amounts were presented on the Company’s condensed consolidated balance sheets in accordance with ASC 842 - Lease Accounting (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Balance Sheet
Assets:
Right of use asset - operating lease	$3,031	$340
Liabilities
Current	329	99
Non-current	2,815	225
Total operating lease liability	$3,144	$324

As of December 31, 2023, the following amounts were presented on SpringBig’s consolidated balance sheets in accordance with the Leasing Standard.

	Year ended December 31,
	2023	2022
Balance Sheet
Assets:
Right of Use Assets - Operating Lease	$340	$750
Liabilities:
Current	99	465
Non-current	225	316
Total Operating Lease Liabilities	$324	$781

Schedule of Lease Cost and Other Information	Other information pertaining to capitalized assets and liabilities under the leasing standard is as follows (in thousands):

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Other information
Operating lease cost	$160	$133
Operating cash flows paid to operating leases	$31	$126
Right-of-use assets in exchange for new operating lease liabilities	$2,781	$—
Weighted-average remaining lease term — operating leases (months)	89.9	17.9
Weighted-average discount rate — operating leases	9.05%	5.67%
Other information pertaining to capitalized assets and liabilities under the leasing standard is as follows.

	2023	2022
Other information
Operating lease cost	$486	$515
Operating cash flows from operating leases	$520	$318
Disposal of right-of-use assets	$299	$—
Disposal of operating lease liabilities associated with right-of-use assets	$313	$—
Right-of-use assets obtained in exchange for new operating lease liabilities	$412	$150
Weighted-average remaining lease term - operating leases (months)	35.1	20.4
Weighted-average discount rate - operating leases	9%	6%

Schedule of Lease Liabilities Maturity
As of March 31, 2024, the Company’s lease liabilities mature as follows:

Fiscal Year:	Operating Leases
2024	$434
2025	595
2026	592
2027	504
Thereafter	2,278
Total lease payments	4,403
Less Imputed Interest	(1,259)
Present value of lease liabilities	$3,144

As of December 31, 2023, the Company’s lease liabilities mature as follows:

Operating Leases
Fiscal Year:
2024	$124
2025	128
2026	110
2027	9
Total lease payments	371
Less imputed interest	(47)
Present value of lease liabilities	$324